Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 795,386
2018	790,366
2019	762,699
2020	722,489
2021	650,781
Thereafter	1,445,727
Future minimum revenues receivable	$ 5,167,448